Payables and accrued liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Payables and accrued liabilities	Payables and accrued liabilities

		December 31,	December 31,
As at	Note	2023	2022
Trade accounts		$417	$430
Accrued equity-based compensation	16	53	45
Compensation		66	152
Accrued export duties	26	5	4
Accrued dividends		25	25
Accrued interest		5	5
Current portion of lease obligations		13	11
Restructuring provision		3	10
Other		33	40
		$620	$722